Schedule of Investments (unaudited)
December 31, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
AeroVironment, Inc.(a)	25,510	$ 6,170,614
ATI, Inc.(a)	108,944	12,502,414
Axon Enterprise, Inc.(a)(b)	41,315	23,464,028
Boeing Co. (The)(a)	275,069	59,722,981
BWX Technologies, Inc.	73,309	12,670,728
Carpenter Technology Corp.	39,949	12,577,543
Curtiss-Wright Corp.(b)	29,566	16,298,849
General Dynamics Corp.	107,003	36,023,630
General Electric Co.	438,279	135,003,080
Hexcel Corp.	63,830	4,717,037
Howmet Aerospace, Inc.	321,126	65,837,253
Kratos Defense & Security Solutions, Inc.(a)	135,384	10,276,999
RTX Corp.	1,071,338	196,483,389
TransDigm Group, Inc.	44,959	59,788,726
Woodward, Inc.	48,082	14,536,150
		666,073,421
Automobile Components — 0.0%
Autoliv, Inc.	34,744	4,124,113
Gentex Corp.	67,747	1,576,472
		5,700,585
Automobiles — 2.4%
Tesla, Inc.(a)	1,392,066	626,039,922
Banks — 1.9%
Cullen/Frost Bankers, Inc.	25,635	3,246,160
East West Bancorp, Inc.	56,265	6,323,623
First Financial Bankshares, Inc.	43,888	1,310,935
International Bancshares Corp.	20,385	1,354,380
JPMorgan Chase & Co.	1,479,142	476,609,135
Texas Capital Bancshares, Inc.(a)	17,935	1,623,835
		490,468,068
Beverages — 0.6%
Celsius Holdings, Inc.(a)	128,158	5,861,947
Coca-Cola Co. (The)	1,299,250	90,830,567
Coca-Cola Consolidated, Inc.	45,356	6,953,075
Monster Beverage Corp.(a)	571,897	43,847,343
		147,492,932
Biotechnology — 1.4%
AbbVie, Inc.	649,620	148,431,674
Amgen, Inc.	292,582	95,765,015
BioMarin Pharmaceutical, Inc.(a)	87,806	5,218,311
Cytokinetics, Inc.(a)	49,706	3,158,319
Exelixis, Inc.(a)	214,988	9,422,924
Gilead Sciences, Inc.	535,152	65,684,557
Halozyme Therapeutics, Inc.(a)	93,098	6,265,495
Incyte Corp.(a)	132,233	13,060,653
Neurocrine Biosciences, Inc.(a)	79,952	11,339,592
Roivant Sciences Ltd.(a)	203,776	4,421,939
United Therapeutics Corp.(a)	34,525	16,822,306
		379,590,785
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	4,119,785	950,928,774
eBay, Inc.	268,205	23,360,656
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	49,163	5,388,756
		979,678,186
Building Products — 0.4%
AAON, Inc.	53,152	4,052,841
Advanced Drainage Systems, Inc.	32,124	4,652,519
Allegion PLC	37,033	5,896,394
Security	Shares	Value
Building Products (continued)
Carlisle Cos., Inc.	14,375	$ 4,597,988
Fortune Brands Innovations, Inc.	54,912	2,746,698
Johnson Controls International PLC	321,296	38,475,196
Simpson Manufacturing Co., Inc.	16,289	2,630,185
Trane Technologies PLC	93,585	36,423,282
		99,475,103
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	22,554	6,501,867
Bank of New York Mellon Corp. (The)	352,274	40,895,489
Carlyle Group, Inc. (The)	79,882	4,721,825
Cboe Global Markets, Inc.	42,796	10,741,796
CME Group, Inc., Class A	161,923	44,217,933
Evercore, Inc., Class A	19,228	6,542,327
Federated Hermes, Inc., Class B, NVS	59,258	3,085,564
Goldman Sachs Group, Inc. (The)	155,778	136,928,862
Hamilton Lane, Inc., Class A	17,707	2,378,227
Houlihan Lokey, Inc., Class A	23,166	4,035,286
Interactive Brokers Group, Inc., Class A	357,115	22,966,066
KKR & Co., Inc., Class A	297,186	37,885,271
Moody’s Corp.	59,052	30,166,714
Morgan Stanley	588,740	104,519,012
Morningstar, Inc.	9,373	2,036,847
MSCI, Inc., Class A	31,331	17,975,535
Robinhood Markets, Inc., Class A(a)	628,331	71,064,236
S&P Global, Inc.	109,373	57,157,236
SEI Investments Co.	44,023	3,610,766
Stifel Financial Corp.	44,906	5,623,129
		613,053,988
Chemicals — 0.0%
NewMarket Corp.	6,254	4,298,124
RPM International, Inc.	42,151	4,383,704
		8,681,828
Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	23,655	2,761,248
Clean Harbors, Inc.(a)	20,542	4,816,688
MSA Safety, Inc.	17,708	2,835,759
RB Global, Inc.(b)	148,895	15,316,829
Rollins, Inc.	235,344	14,125,347
Tetra Tech, Inc.	209,619	7,030,621
		46,886,492
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	825,103	108,113,246
Ciena Corp.(a)	113,105	26,451,866
Cisco Systems, Inc.	1,668,870	128,553,056
Lumentum Holdings, Inc.(a)(b)	56,850	20,954,342
		284,072,510
Construction & Engineering — 0.6%
AECOM	46,729	4,454,676
API Group Corp.(a)(b)	296,811	11,355,989
Comfort Systems U.S.A., Inc.	27,946	26,081,722
Dycom Industries, Inc.(a)	23,215	7,844,349
EMCOR Group, Inc.	35,893	21,958,979
MasTec, Inc.(a)	49,185	10,691,343
Quanta Services, Inc.	118,974	50,214,166
Sterling Infrastructure, Inc.(a)	24,466	7,492,223
Valmont Industries, Inc.	9,478	3,813,189
		143,906,636

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials — 0.0%
Eagle Materials, Inc.	13,111	$ 2,709,782
Knife River Corp.(a)(b)	18,175	1,278,611
		3,988,393
Consumer Finance — 0.4%
American Express Co.	291,944	108,004,683
FirstCash Holdings, Inc.	31,142	4,963,412
SLM Corp.	89,546	2,423,115
		115,391,210
Consumer Staples Distribution & Retail — 0.1%
Casey’s General Stores, Inc.	29,816	16,479,601
Sprouts Farmers Market, Inc.(a)	31,230	2,488,094
		18,967,695
Diversified Consumer Services — 0.1%
Duolingo, Inc., Class A(a)	22,138	3,885,219
Graham Holdings Co., Class B	1,306	1,434,771
Grand Canyon Education, Inc.(a)	22,156	3,684,764
H&R Block, Inc.	52,715	2,297,320
Service Corp. International	59,574	4,644,985
		15,947,059
Diversified REITs — 0.0%
WP Carey, Inc.	93,134	5,994,104
Diversified Telecommunication Services — 0.0%
Frontier Communications Parent, Inc.(a)	94,344	3,591,676
Electric Utilities — 0.3%
Constellation Energy Corp.	167,079	59,023,998
IDACORP, Inc.	22,534	2,851,903
NRG Energy, Inc.	113,711	18,107,340
TXNM Energy, Inc.	32,226	1,897,467
		81,880,708
Electrical Equipment — 0.7%
Acuity, Inc.	16,581	5,969,823
EnerSys	29,593	4,342,773
GE Vernova, Inc.	216,796	141,691,362
Nextpower, Inc., Class A(a)	77,341	6,737,175
nVent Electric PLC	129,385	13,193,388
Rockwell Automation, Inc.	49,516	19,265,190
		191,199,711
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	978,075	132,177,055
Belden, Inc.	14,498	1,689,742
Cognex Corp.	67,192	2,417,568
Coherent Corp.(a)	126,013	23,258,219
Corning, Inc.	428,783	37,544,239
Crane NXT Co.	16,584	780,609
Fabrinet(a)	28,727	13,078,829
Flex Ltd.(a)	296,518	17,915,618
Jabil, Inc.	52,259	11,916,097
Littelfuse, Inc.	8,388	2,121,493
Novanta, Inc.(a)(b)	13,481	1,604,104
TE Connectivity PLC	161,661	36,779,494
Vontier Corp.	49,825	1,852,494
		283,135,561
Energy Equipment & Services — 0.1%
TechnipFMC PLC	324,362	14,453,571
Valaris Ltd.(a)(b)	51,887	2,615,105
Weatherford International PLC	24,158	1,890,605
		18,959,281
Security	Shares	Value
Entertainment — 1.4%
Electronic Arts, Inc.	84,594	$ 17,285,092
Live Nation Entertainment, Inc.(a)	67,103	9,562,177
Netflix, Inc.(a)	3,385,809	317,453,452
Take-Two Interactive Software, Inc.(a)	72,422	18,542,205
TKO Group Holdings, Inc., Class A	53,158	11,110,022
Warner Music Group Corp., Class A	58,600	1,797,262
		375,750,210
Financial Services — 4.9%
Apollo Global Management, Inc.	197,335	28,566,215
Berkshire Hathaway, Inc., Class B(a)	1,465,233	736,499,367
Equitable Holdings, Inc.	48,465	2,309,357
Essent Group Ltd.	32,553	2,116,270
Mastercard, Inc., Class A	438,972	250,600,335
MGIC Investment Corp.	95,853	2,800,825
Shift4 Payments, Inc., Class A(a)(b)	35,214	2,217,426
Visa, Inc., Class A	741,672	260,111,787
WEX, Inc.(a)	16,221	2,416,605
		1,287,638,187
Food Products — 0.0%
Marzetti Co. (The)	7,434	1,222,298
Gas Utilities — 0.0%
National Fuel Gas Co.	44,922	3,596,456
Spire, Inc.	20,349	1,682,862
		5,279,318
Ground Transportation — 0.6%
Avis Budget Group, Inc.(a)	9,483	1,216,858
Uber Technologies, Inc.(a)	1,660,280	135,661,479
XPO, Inc.(a)(b)	94,124	12,792,393
		149,670,730
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(a)	793,639	75,673,479
Dexcom, Inc.(a)	159,495	10,585,683
Edwards Lifesciences Corp.(a)	214,043	18,247,166
Globus Medical, Inc., Class A(a)	89,331	7,799,490
Haemonetics Corp.(a)	21,394	1,714,729
IDEXX Laboratories, Inc.(a)	63,667	43,072,635
Insulet Corp.(a)	56,408	16,033,410
Intuitive Surgical, Inc.(a)	283,256	160,424,868
Lantheus Holdings, Inc.(a)	36,690	2,441,719
LivaNova PLC(a)	43,786	2,694,153
Masimo Corp.(a)	20,869	2,714,222
Penumbra, Inc.(a)	31,402	9,763,196
ResMed, Inc.	64,376	15,506,247
STERIS PLC	39,352	9,976,519
Stryker Corp.	115,204	40,490,750
		417,138,266
Health Care Providers & Services — 0.4%
Chemed Corp.	5,680	2,430,245
Encompass Health Corp.	80,680	8,563,375
Ensign Group, Inc. (The)	46,121	8,034,278
HCA Healthcare, Inc.	127,549	59,547,526
HealthEquity, Inc.(a)	69,084	6,328,785
Hims & Hers Health, Inc., Class A(a)(b)	164,304	5,334,951
Option Care Health, Inc.(a)	127,282	4,055,205
Tenet Healthcare Corp.(a)	70,468	14,003,401
		108,297,766
Health Care REITs — 0.5%
Omega Healthcare Investors, Inc.	127,965	5,673,968
Sabra Health Care REIT, Inc.	199,942	3,786,902

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Ventas, Inc.	195,858	$ 15,155,492
Welltower, Inc.	548,407	101,789,823
		126,406,185
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)	112,012	4,959,891
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)	160,280	21,753,202
Booking Holdings, Inc.	25,755	137,926,524
Boyd Gaming Corp.	46,356	3,951,385
Carnival Corp.(a)	870,660	26,589,956
Cava Group, Inc.(a)	33,594	1,971,632
Choice Hotels International, Inc.(b)	9,777	931,357
Churchill Downs, Inc.	53,117	6,043,652
DoorDash, Inc., Class A(a)	298,668	67,642,329
Expedia Group, Inc.(b)	92,948	26,333,098
Hilton Grand Vacations, Inc.(a)	47,667	2,133,098
Hilton Worldwide Holdings, Inc.	185,506	53,286,599
Hyatt Hotels Corp., Class A	23,136	3,709,164
Las Vegas Sands Corp.	243,964	15,879,617
Marriott International, Inc., Class A	177,783	55,155,398
McDonald’s Corp.	250,379	76,523,334
Norwegian Cruise Line Holdings Ltd.(a)	204,426	4,562,788
Planet Fitness, Inc., Class A(a)	66,539	7,217,485
Royal Caribbean Cruises Ltd.	202,496	56,480,184
Texas Roadhouse, Inc.	52,854	8,773,764
Travel + Leisure Co.	50,405	3,555,065
Vail Resorts, Inc.	14,129	1,876,331
Wingstop, Inc.(b)	22,280	5,313,557
Wyndham Hotels & Resorts, Inc.	32,107	2,426,005
Wynn Resorts Ltd.	67,697	8,145,980
Yum! Brands, Inc.	109,093	16,503,589
		614,685,093
Household Durables — 0.1%
Somnigroup International, Inc.	168,316	15,027,253
TopBuild Corp.(a)	22,380	9,336,712
		24,363,965
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	48,740	5,384,308
Talen Energy Corp.(a)	36,636	13,732,638
Vistra Corp.	253,878	40,958,138
		60,075,084
Industrial REITs — 0.1%
EastGroup Properties, Inc.	26,475	4,716,257
First Industrial Realty Trust, Inc.	106,183	6,081,100
STAG Industrial, Inc.	91,343	3,357,769
		14,155,126
Insurance — 0.4%
American Financial Group, Inc.	22,203	3,034,706
Cincinnati Financial Corp.	73,813	12,055,139
Hanover Insurance Group, Inc. (The)	12,270	2,242,588
Kinsale Capital Group, Inc.	17,722	6,931,429
Old Republic International Corp.	94,922	4,332,240
Primerica, Inc.	14,845	3,835,354
Progressive Corp. (The)	263,313	59,961,636
RenaissanceRe Holdings Ltd.	19,225	5,405,301
Ryan Specialty Holdings, Inc., Class A	59,972	3,096,354
W R Berkley Corp.	135,546	9,504,486
		110,399,233
Security	Shares	Value
Interactive Media & Services — 14.4%
Alphabet, Inc., Class A	4,648,841	$ 1,455,087,233
Alphabet, Inc., Class C, NVS	3,715,571	1,165,946,180
Meta Platforms, Inc., Class A	1,740,229	1,148,707,761
Pinterest, Inc., Class A(a)	324,887	8,411,324
ZoomInfo Technologies, Inc., Class A(a)	127,525	1,296,929
		3,779,449,427
IT Services — 0.6%
International Business Machines Corp.	388,386	115,043,817
Okta, Inc., Class A(a)	134,607	11,639,468
Twilio, Inc., Class A(a)	121,572	17,292,401
VeriSign, Inc.	66,897	16,252,626
		160,228,312
Leisure Products — 0.0%
Mattel, Inc.(a)	99,687	1,977,790
YETI Holdings, Inc.(a)	36,812	1,625,986
		3,603,776
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(a)	8,021	2,430,283
Bruker Corp.	43,470	2,047,872
Illumina, Inc.(a)	66,277	8,692,892
Medpace Holdings, Inc.(a)	17,845	10,022,644
Mettler-Toledo International, Inc.(a)	7,696	10,729,686
Repligen Corp.(a)	23,334	3,823,509
Sotera Health Co.(a)	166,294	2,933,426
		40,680,312
Machinery — 1.5%
Caterpillar, Inc.	373,935	214,216,143
Chart Industries, Inc.(a)	35,218	7,263,008
Crane Co.	20,019	3,692,104
Cummins, Inc.	73,655	37,597,195
Donaldson Co., Inc.	62,230	5,517,312
Esab Corp.	20,132	2,249,147
Flowserve Corp.	101,930	7,071,903
Graco, Inc.	67,183	5,506,991
ITT, Inc.	62,544	10,852,009
Lincoln Electric Holdings, Inc.	30,005	7,190,398
Mueller Industries, Inc.	64,090	7,357,532
Oshkosh Corp.	23,329	2,930,822
Parker-Hannifin Corp.	56,373	49,549,612
RBC Bearings, Inc.(a)	25,241	11,318,822
SPX Technologies, Inc.(a)	39,962	7,994,798
Watts Water Technologies, Inc., Class A	21,976	6,065,816
		386,373,612
Marine Transportation — 0.0%
Kirby Corp.(a)	19,990	2,202,498
Media — 0.1%
EchoStar Corp., Class A(a)(b)	107,938	11,732,860
Fox Corp., Class A, NVS	110,269	8,057,356
Fox Corp., Class B	78,545	5,099,927
New York Times Co. (The), Class A	129,552	8,993,500
Nexstar Media Group, Inc., Class A	12,572	2,552,745
		36,436,388
Metals & Mining — 0.4%
Hecla Mining Co.(b)	537,316	10,311,094
MP Materials Corp., Class A(a)(b)	63,721	3,219,185
Newmont Corp.	871,967	87,065,905
Royal Gold, Inc.	64,969	14,441,959
		115,038,143

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities — 0.0%
Northwestern Energy Group, Inc.	21,666	$ 1,398,324
Office REITs — 0.0%
COPT Defense Properties	38,045	1,057,651
Oil, Gas & Consumable Fuels — 0.0%
Antero Midstream Corp.	267,329	4,755,783
DT Midstream, Inc.	58,701	7,025,336
		11,781,119
Personal Care Products — 0.0%
BellRing Brands, Inc.(a)	40,930	1,094,059
elf Beauty, Inc.(a)	32,038	2,436,169
		3,530,228
Pharmaceuticals — 3.6%
Elanco Animal Health, Inc.(a)	398,409	9,015,996
Eli Lilly & Co.	634,537	681,924,223
Jazz Pharmaceuticals PLC(a)	48,727	8,283,590
Johnson & Johnson	1,135,827	235,059,397
		934,283,206
Professional Services — 0.2%
CACI International, Inc., Class A(a)	17,707	9,434,467
Dayforce, Inc.(a)	57,744	3,993,575
ExlService Holdings, Inc.(a)	127,256	5,400,745
Exponent, Inc.	20,803	1,444,976
FTI Consulting, Inc.(a)	9,707	1,658,247
Genpact Ltd.	60,428	2,826,822
Maximus, Inc.	24,401	2,106,294
Parsons Corp.(a)	28,604	1,767,727
Paylocity Holding Corp.(a)	34,865	5,316,913
TransUnion	80,975	6,943,606
UL Solutions, Inc., Class A(b)	60,341	4,758,491
Verisk Analytics, Inc.	59,231	13,249,382
		58,901,245
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	77,727	4,711,033
Retail REITs — 0.1%
Agree Realty Corp.	41,401	2,982,114
Brixmor Property Group, Inc.	112,905	2,960,369
NNN REIT, Inc.	65,484	2,595,131
Simon Property Group, Inc.	107,326	19,867,116
		28,404,730
Semiconductors & Semiconductor Equipment — 23.0%
Advanced Micro Devices, Inc.(a)	1,300,878	278,596,033
Allegro MicroSystems, Inc.(a)	62,656	1,652,865
Amkor Technology, Inc.	43,765	1,727,842
Applied Materials, Inc.	636,552	163,587,498
Broadcom, Inc.	3,773,381	1,305,967,164
Cirrus Logic, Inc.(a)	23,321	2,763,539
Entegris, Inc.	48,627	4,096,825
First Solar, Inc.(a)(b)	86,043	22,477,013
KLA Corp.	104,986	127,566,389
Lam Research Corp.	1,003,623	171,800,185
Lattice Semiconductor Corp.(a)	64,714	4,761,656
MACOM Technology Solutions Holdings, Inc.(a)	51,353	8,795,742
Micron Technology, Inc.	896,900	255,984,229
MKS, Inc.	38,239	6,110,592
Monolithic Power Systems, Inc.	38,144	34,572,196
NVIDIA Corp.	19,416,780	3,621,229,470
Onto Innovation, Inc.(a)	18,864	2,977,871
Rambus, Inc.(a)	86,321	7,932,037
Silicon Laboratories, Inc.(a)	12,611	1,648,258
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	72,833	$ 14,097,555
Universal Display Corp.	14,804	1,728,811
		6,040,073,770
Software — 15.3%
Appfolio, Inc., Class A(a)	18,306	4,258,891
AppLovin Corp., Class A(a)	216,290	145,740,528
Autodesk, Inc.(a)	99,062	29,323,343
Bentley Systems, Inc., Class B	71,697	2,736,316
BILL Holdings, Inc.(a)(b)	35,023	1,910,154
Blackbaud, Inc.(a)	12,858	814,169
Cadence Design Systems, Inc.(a)	136,713	42,733,750
Commvault Systems, Inc.(a)	21,568	2,703,764
Crowdstrike Holdings, Inc., Class A(a)	200,524	93,997,630
Datadog, Inc., Class A(a)	259,147	35,241,401
Docusign, Inc.(a)	95,139	6,507,508
Dolby Laboratories, Inc., Class A	22,077	1,417,785
Dropbox, Inc., Class A(a)(b)	139,863	3,888,191
Dynatrace, Inc.(a)	241,747	10,477,315
Fair Isaac Corp.(a)	9,316	15,749,816
Fortinet, Inc.(a)	319,316	25,356,884
Guidewire Software, Inc.(a)	68,174	13,703,656
Intuit, Inc.	124,756	82,640,869
Manhattan Associates, Inc.(a)	29,472	5,107,792
Microsoft Corp.	5,938,798	2,872,121,489
Nutanix, Inc., Class A(a)	130,280	6,734,173
Oracle Corp.	698,863	136,215,387
Palantir Technologies, Inc., Class A(a)	1,825,283	324,444,053
Palo Alto Networks, Inc.(a)	305,788	56,326,150
Pegasystems, Inc.	70,816	4,229,131
Qualys, Inc.(a)	28,752	3,821,141
ServiceNow, Inc.(a)	505,941	77,505,102
UiPath, Inc., Class A(a)	256,068	4,196,954
Workday, Inc., Class A(a)	76,558	16,443,127
		4,026,346,469
Specialized REITs — 0.1%
CubeSmart	82,281	2,966,230
EPR Properties	31,747	1,584,175
Gaming & Leisure Properties, Inc.	98,984	4,423,595
Lamar Advertising Co., Class A	41,789	5,289,652
National Storage Affiliates Trust	23,839	672,498
		14,936,150
Specialty Retail — 1.0%
Abercrombie & Fitch Co., Class A(a)	15,475	1,947,838
AutoZone, Inc.(a)	8,597	29,156,725
Burlington Stores, Inc.(a)	30,460	8,798,371
Carvana Co., Class A(a)	57,295	24,179,636
Chewy, Inc., Class A(a)	120,914	3,996,208
Dick’s Sporting Goods, Inc.	21,204	4,197,756
Five Below, Inc.(a)	44,217	8,328,714
O’Reilly Automotive, Inc.(a)	674,116	61,486,120
Ross Stores, Inc.	125,176	22,549,205
TJX Cos., Inc. (The)	489,108	75,131,880
Ulta Beauty, Inc.(a)	35,951	21,750,714
Valvoline, Inc.(a)	97,795	2,841,923
		264,365,090
Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	5,903,480	1,604,920,073
Pure Storage, Inc., Class A(a)	250,342	16,775,417

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.(a)	111,640	$ 26,501,103
Seagate Technology Holdings PLC	110,948	30,553,970
		1,678,750,563
Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.(a)	45,859	1,118,959
Crocs, Inc.(a)	17,486	1,495,403
Ralph Lauren Corp., Class A	31,079	10,989,845
Tapestry, Inc.	164,097	20,966,674
		34,570,881
Tobacco — 0.4%
Philip Morris International, Inc.	696,540	111,725,016
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	16,633	4,270,855
Core & Main, Inc., Class A(a)	67,275	3,496,282
GATX Corp.	16,602	2,815,699
MSC Industrial Direct Co., Inc., Class A	15,407	1,295,729
United Rentals, Inc.	28,572	23,123,891
		35,002,456
Total Long-Term Investments — 99.9% (Cost: $16,243,834,086)		26,304,067,605
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	51,485,180	$ 51,510,923
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	14,365,083	14,365,083
Total Short-Term Securities — 0.3% (Cost: $65,845,175)		65,876,006
Total Investments — 100.2% (Cost: $16,309,679,261)		26,369,943,611
Liabilities in Excess of Other Assets — (0.2)%		(50,492,584)
Net Assets — 100.0%		$ 26,319,451,027

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 187,239,641	$ —	$ (135,736,218)(a)	$ 10,379	$ (2,879)	$ 51,510,923	51,485,180	$ 283,774 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,360,483	—	(11,995,400)(a)	—	—	14,365,083	14,365,083	673,735	—
				$ 10,379	$ (2,879)	$ 65,876,006		$ 957,509	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nasdaq 100 E-Mini Index	14	03/20/26	$ 7,128	$ (41,289)
S&P 500 E-Mini Index	13	03/20/26	4,480	(4,087)
				$ (45,376)

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Growth ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 26,304,067,605	$ —	$ —	$ 26,304,067,605
Short-Term Securities
Money Market Funds	65,876,006	—	—	65,876,006
	$ 26,369,943,611	$ —	$ —	$ 26,369,943,611
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (45,376)	$ —	$ —	$ (45,376)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust